SUMMARY OF SIGNIFICANT POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 2	$ 2	$ 1,573
Estimated life period	10 years	10 years
Government grants, period	5 years	5 years
Securities, percentage	10.00%	10.00%
Statutory surplus percentage	10.00%	10.00%
Statutory surplus fund			$ 272,037
RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.1586	7.1884	7.0827
USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate		1	1
Continuing Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 2	$ 2	$ 1,573
Advances from customers amount	539	539	3,707,166
Deferred government grant
Government grant recognized
Discontinued Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash		8,037
Advances from customers amount		4,537,799	26,424,582
Deferred government grant	42,883	55,334	97,137
Government grant recognized	$ 13,242	$ 20,084	$ 40,501	$ 42,431
AGM Technology Limited (“AGM Technology “) [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	16.50%	16.50%
PRC Companies [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Statutory surplus percentage	50.00%	50.00%
Hong Kong [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	8.25%	8.25%
Net profit	$ 2,000,000	$ 2,000,000
Previously Reported [Member] | Discontinued Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Government grant recognized		$ 40,074
Average Translation [Member] | RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.1839	7.1217	7.0467	6.7261	7.1051
Average Translation [Member] | USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate				1	1